Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								COMPANY
			AVERAGE	AVERAGE				SELECTED
			SUMMARY	COMP.	VALUE OF INITIAL FIXED $100			MEASURE:
			COMP. TABLE	ACTUALLY PAID	INVESTMENT BASED ON:			ADJUSTED
	SUMMARY	COMP.	TOTAL FOR	TO NON-PEO		PEER GROUP(3)		EARNINGS
	COMP. TABLE	ACTUALLY	NON-PEO NAMED	NAMED	TOTAL	TOTAL	NET	PER
	TOTAL FOR	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME	DILUTED
YEAR	PEO(1)	PEO(1)	OFFICERS(2)	OFFICERS(2)	RETURN	RETURN	(in millions)(4)	SHARE(4)
2024	$11,724,469	$3,687,813	$2,792,842	$1,144,265	$98	$138	$1,344	$7.87
2023	$12,472,955	$15,222,098	$4,903,304	$6,491,421	$120	$122	$1,223	$7.42
2022	$8,867,377	$238,659	$2,280,483	$(26,911)	$99	$102	$1,007	$5.84
2021	$13,199,616	$22,568,453	$3,035,088	$5,267,224	$133	$135	$1,420	$6.77
2020	$15,903,993	$16,689,353	$3,607,399	$3,526,539	$110	$112	$1,056	$6.12

(1)	The principal executive officer was Mr. McGarry for years 2020-2022 and the principal executive officer for 2023 and 2024 was Mr. Knavish.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2020-2022. For 2023, the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023. For 2024, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, Mr. Vadlamannati, and Mr. Hagerty.
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2024.
(4)	From continuing operations. Recast to exclude the divested architectural coatings United States and Canada business for years 2022 and 2023. For the calculation of adjusted earnings per diluted share for the company performance component of the annual incentive award, an adjustment of $0.01 for currency translation was applied.

Company Selected Measure Name	Adjusted earnings per diluted share
Named Executive Officers, Footnote
(1)	The principal executive officer was Mr. McGarry for years 2020-2022 and the principal executive officer for 2023 and 2024 was Mr. Knavish.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2020-2022. For 2023, the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023. For 2024, the non-principal executive officer named executive officers were Mr. Morales, Ms. Foulkes, Mr. Bergström, Mr. Vadlamannati, and Mr. Hagerty.

Peer Group Issuers, Footnote
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 11,724,469	$ 12,472,955	$ 8,867,377	$ 13,199,616	$ 15,903,993
PEO Actually Paid Compensation Amount	$ 3,687,813	15,222,098	238,659	22,568,453	16,689,353
Adjustment To PEO Compensation, Footnote

PEO SCT Total Compensation to CAP Reconciliation (2020-2024)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE
					FAIR VALUE	VALUE OF	FROM BOY TO
					OF EQUITY	AWARDS	VESTING DATE
					AWARDS	GRANTED IN	OF AWARDS
					GRANTED	ANY PRIOR	GRANTED IN
			PLUS		DURING YEAR	YEAR	ANY PRIOR
		MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT
	SCT	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED
	TOTAL FOR	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	PEO
YEAR	PEO	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	CAP
2024	$11,724,469	$59,721	$—	$(8,750,401)	$5,380,791	$(3,833,975)	$(892,792)	$3,687,813
2023	$12,472,955	$(312,592)	$—	$(7,499,749)	$9,111,166	$744,589	$705,729	$15,222,098
2022	$8,867,377	$4,368,862	$—	$(10,000,026)	$7,834,096	$(4,197,554)	$(6,634,096)	$238,659
2021	$13,199,616	$218,598	$—	$(9,400,002)	$10,917,328	$4,275,913	$3,357,000	$22,568,453
2020	$15,903,993	$(4,289,632)	$180,279	$(8,249,709)	$11,073,569	$1,559,781	$511,072	$16,689,353

"EOY" = end of Year; "BOY" = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 2,792,842	4,903,304	2,280,483	3,035,088	3,607,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,144,265	6,491,421	(26,911)	5,267,224	3,526,539
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation (2020-2024)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE	MINUS FAIR
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE	VALUE AT
					FAIR VALUE	VALUE OF	FROM BOY TO	BOY OF
					OF EQUITY	AWARDS	VESTING DATE	AWARDS
					AWARDS	GRANTED IN	OF AWARDS	GRANTED
					GRANTED	ANY PRIOR	GRANTED IN	IN PRIOR
			PLUS		DURING YEAR	YEAR	ANY PRIOR	YEAR THAT
	SCT	MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT	WERE
	TOTAL FOR	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED	FORFEITED	NON-PEO
	NON-PEO	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	DURING	NEOs
YEAR	NEOs	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	THE YEAR	CAP
2024	$2,792,842	$19,362	$—	$(1,500,219)	$922,505	$(701,109)	$(389,116)	$—	$1,144,265
2023	$4,903,304	$(245,779)	$—	$(2,279,917)	$2,546,286	$753,488	$814,038	$—	$6,491,421
2022	$2,280,483	$846,793	$—	$(1,970,003)	$1,253,448	$(546,994)	$(815,908)	$(1,074,730)	$(26,911)
2021	$3,035,088	$105,473	$—	$(1,724,948)	$2,003,403	$1,388,365	$459,843	$—	$5,267,224
2020	$3,607,399	$(995,665)	$117,478	$(1,399,950)	$1,879,152	$201,719	$116,406	$—	$3,526,539

"EOY" = end of Year; "BOY" = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE	MINUS FAIR
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE	VALUE AT
					FAIR VALUE	VALUE OF	FROM BOY TO	BOY OF
					OF EQUITY	AWARDS	VESTING DATE	AWARDS
					AWARDS	GRANTED IN	OF AWARDS	GRANTED
					GRANTED	ANY PRIOR	GRANTED IN	IN PRIOR
			PLUS		DURING YEAR	YEAR	ANY PRIOR	YEAR THAT
	SCT	MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT	WERE
	TOTAL FOR	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED	FORFEITED	NON-PEO
	NON-PEO	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	DURING	NEOs
YEAR	NEOs	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	THE YEAR	CAP
2024	$2,792,842	$19,362	$—	$(1,500,219)	$922,505	$(701,109)	$(389,116)	$—	$1,144,265
2023	$4,903,304	$(245,779)	$—	$(2,279,917)	$2,546,286	$753,488	$814,038	$—	$6,491,421
2022	$2,280,483	$846,793	$—	$(1,970,003)	$1,253,448	$(546,994)	$(815,908)	$(1,074,730)	$(26,911)
2021	$3,035,088	$105,473	$—	$(1,724,948)	$2,003,403	$1,388,365	$459,843	$—	$5,267,224
2020	$3,607,399	$(995,665)	$117,478	$(1,399,950)	$1,879,152	$201,719	$116,406	$—	$3,526,539

"EOY" = end of Year; "BOY" = Beginning of Year

Total Shareholder Return Amount	$ 98	120	99	133	110
Peer Group Total Shareholder Return Amount	138	122	102	135	112
Net Income (Loss)	$ 1,344,000,000	$ 1,223,000,000	$ 1,007,000,000	$ 1,420,000,000	$ 1,056,000,000
Company Selected Measure Amount | $ / shares	7.87	7.42	5.84	6.77	6.12
PEO Name	Mr. Knavish
Foreign currency translation adjustment, per share | $ / shares		$ 0.01	$ 0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per diluted share
Measure:: 2
Pay vs Performance Disclosure
Name	Cash flow return on capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 59,721	$ (312,592)	$ 4,368,862	$ 218,598	$ (4,289,632)
PEO | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					180,279
PEO | MINUS SCT EQUITY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,750,401)	(7,499,749)	(10,000,026)	(9,400,002)	(8,249,709)
PEO | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,380,791	9,111,166	7,834,096	10,917,328	11,073,569
PEO | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,833,975)	744,589	(4,197,554)	4,275,913	1,559,781
PEO | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(892,792)	705,729	(6,634,096)	3,357,000	511,072
Non-PEO NEO | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,362	(245,779)	846,793	105,473	(995,665)
Non-PEO NEO | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					117,478
Non-PEO NEO | MINUS SCT EQUITY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,219)	(2,279,917)	(1,970,003)	(1,724,948)	(1,399,950)
Non-PEO NEO | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	922,505	2,546,286	1,253,448	2,003,403	1,879,152
Non-PEO NEO | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,109)	753,488	(546,994)	1,388,365	201,719
Non-PEO NEO | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (389,116)	$ 814,038	(815,908)	$ 459,843	$ 116,406
Non-PEO NEO | MINUS FAIR VALUE AT BOY OF AWARDS GRANTED IN PRIOR YEAR THAT WERE FORFEITED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,074,730)